OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES
Balance at the beginning of the year	$ 16,241,345	$ 5,999,771
Net change in cash flow hedge reserve	1,176	2,301
Transfer of net loss on disposal of equity securities to retained earnings	0
Balance at the end of the year	19,422,915	16,241,345
Other reserves
OTHER RESERVES
Balance at the beginning of the year	(29,006)	54,276
Net change in cash flow hedge reserve	1,176	2,301
Transfer of net loss on disposal of equity securities to retained earnings	2,045
Net change in fair value of equity securities	(73,170)	85,583
Balance at the end of the year	(98,955)	(29,006)
Equity securities reserve
OTHER RESERVES
Balance at the beginning of the year	(20,518)	65,065
Transfer of net loss on disposal of equity securities to retained earnings	2,045
Net change in fair value of equity securities	(73,170)	85,583
Balance at the end of the year	(91,643)	(20,518)
Cash flow hedge reserve
OTHER RESERVES
Balance at the beginning of the year	(8,488)	(10,789)
Net change in cash flow hedge reserve	1,176	2,301
Balance at the end of the year	$ (7,312)	$ (8,488)